UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-22884

                  The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                      Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

First Quarter Report — March 31, 2018

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA Chief Investment Officer	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Jeffrey J. Jonas, CFA Portfolio Manager BS, Boston College

To Our Shareholders,

For the quarter ended March 31, 2018, the net asset value (“NAV”) total return of The Gabelli Global Small and Mid Cap Value Trust (the “Fund”) was (3.1)%, compared with a total return of (0.6)% for the Morgan Stanley Capital International (“MSCI”) World SMID Cap Index. The total return for the Fund’s publicly traded shares was (6.1)%. The Fund’s NAV per share was $14.18, while the price of the publicly traded shares closed at $11.96 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2018.

Comparative Results

	Average Annual Returns through March 31, 2018 (a) (Unaudited)			Since
				Inception
	Quarter	1 Year	3 Year	(06/23/14)
Gabelli Global Small and Mid Cap Value Trust
NAV Total Return (b)	(3.08)%	13.56%	7.97%	6.70%
Investment Total Return (c)	(6.12)	8.85	5.82	1.17
MSCI World SMID Cap Index	(0.65)	15.45	8.68	7.21(d)

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The MSCI World SMID Cap Index captures mid and small cap representation across 23 developed markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings, and are net of expenses. Since inception return is based on an initial NAV of $12.00.

(c)   Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

(d) From June 30, 2014, the date closest to the Fund’s inception for which data are available.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 89.9%
	Aerospace — 1.8%
12,500	Aerojet Rocketdyne Holdings Inc.†	$349,625
113,000	BBA Aviation plc	507,958
16,500	Kaman Corp.	1,024,980
100,000	Rolls-Royce Holdings plc	1,222,852

		3,105,415

	Automotive — 1.7%
4,500	Ferrari NV	542,340
72,000	Navistar International Corp.†	2,517,840

		3,060,180

	Automotive: Parts and Accessories — 2.6%
382	Adient plc	22,828
49,000	Brembo SpA	756,063
87,000	Dana Inc.	2,241,120
50,000	Federal-Mogul Holdings Corp.†(a)	500,000
4,000	Linamar Corp.	218,512
13,000	Modine Manufacturing Co.†	274,950
12,000	Uni-Select Inc.	186,285
3,900	Visteon Corp.†	429,936

		4,629,694

	Aviation: Parts and Services — 1.9%
5,000	Arconic Inc.	115,200
1,000	Curtiss-Wright Corp.	135,070
13,000	KLX Inc.†	923,780
13,556	Orbital ATK Inc.	1,797,661
3,000	Rockwell Collins Inc.	404,550

		3,376,261

	Broadcasting — 1.2%
8,000	Beasley Broadcast Group Inc., Cl. A	90,400
9,000	Discovery Inc., Cl. A†	192,870
6,000	Entravision Communications Corp., Cl. A	28,200
35,000	Grupo Televisa SAB, ADR	558,600
210,000	ITV plc	424,708
500	Liberty Broadband Corp., Cl. A†	42,400
1,603	Liberty Broadband Corp., Cl. C†	137,361
2,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	82,200
10,000	Sinclair Broadcast Group Inc., Cl. A	313,000
32,392	Sirius XM Holdings Inc.	202,126

		2,071,865

	Building and Construction — 0.5%
12,400	Armstrong Flooring Inc.†	168,268
500	Bouygues SA	25,046
4,000	GCP Applied Technologies Inc.†	116,200
11,000	IES Holdings Inc.†	166,650
10,505	Johnson Controls International plc	370,196

		846,360

Shares		Market Value
	Business Services — 3.8%
3,000	Aramark	$118,680
8,000	Ascent Capital Group Inc., Cl. A†	29,440
3,000	Core-Mark Holding Co. Inc.	63,780
1,000	Diebold Nixdorf AG†	82,686
40,000	Diebold Nixdorf Inc.	616,000
13,000	Donnelley Financial Solutions, Inc.†	223,210
15,000	Fly Leasing Ltd., ADR†	199,650
37,000	Herc Holdings Inc.†	2,403,150
2,300	Iron Mountain Inc.	75,607
25,808	JCDecaux SA	897,410
13,000	Loomis AB, Cl. B	467,700
22,700	Macquarie Infrastructure Corp.	838,311
4,000	Ströeer SE & Co KGaA	279,312
2,500	The Brink’s Co.	178,375
12,000	The Interpublic Group of Companies Inc.	276,360

		6,749,671

	Cable and Satellite — 2.5%
1,000	AMC Networks Inc., Cl. A†	51,700
450	Cable One Inc.	309,199
5,000	Cogeco Communications Inc.	273,761
15,834	Liberty Global plc, Cl. A†	495,763
49,912	Liberty Global plc, Cl. C†	1,518,822
126	Liberty Latin America Ltd., Cl. A†	2,451
500	Rogers Communications Inc., Cl. B	22,340
90,000	Sky plc	1,638,349
10,000	Videocon d2h Ltd., ADR†	82,000

		4,394,385

	Computer Software and Services — 8.5%
5,000	AVEVA Group plc	134,056
9,000	Blucora Inc.†	221,400
100,000	Callidus Software Inc.†	3,595,000
14,000	Carbonite Inc.†	403,200
20,000	CommerceHub Inc., Cl. C†	449,800
165,000	CSRA Inc.	6,802,950
500	Dell Technologies Inc., Cl. V†	36,605
35,000	DST Systems Inc.	2,927,750
9,000	Internap Corp.†	99,000
3,000	InterXion Holding NV†	186,330
4,000	Rocket Internet SE†	122,651
2,000	Twitter Inc.†	58,020

		15,036,762

	Consumer Products — 4.3%
2,400	Church & Dwight Co. Inc.	120,864
4,000	Coty Inc., Cl. A	73,200
200	dormakaba Holding AG	156,381
10,500	Edgewell Personal Care Co.†	512,610
6,400	Energizer Holdings Inc.	381,312
20,300	Hunter Douglas NV	1,618,585
300	L’Oreal SA	67,681

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
13,268	Marine Products Corp.	$185,885
10,000	Mattel Inc.	131,500
4,000	Nilfisk Holding A/S†	187,172
600	Nintendo Co. Ltd., ADR	33,306
1,500	Salvatore Ferragamo SpA	41,380
50,000	Scandinavian Tobacco Group A/S	878,916
6,000	Shiseido Co. Ltd.	382,764
63,000	Swedish Match AB	2,848,272

		7,619,828

	Consumer Services — 0.5%
90,000	AA plc	101,647
3,000	Allegion plc	255,870
17,500	Ashtead Group plc	476,317

		833,834

	Diversified Industrial — 3.9%
20,008	Ampco-Pittsburgh Corp.	178,071
2,500	Crane Co.	231,850
12,000	EnPro Industries Inc.	928,560
128,100	Fenner plc	1,094,518
30,000	Greif Inc., Cl. A	1,567,500
14,000	Griffon Corp.	255,500
4,000	Haynes International Inc.	148,440
1,500	Jardine Matheson Holdings Ltd.	92,430
2,000	Jardine Strategic Holdings Ltd.	76,680
500	Moog Inc., Cl. A†	41,205
24,000	Myers Industries Inc.	507,600
5,000	Raven Industries Inc.	175,250
5,000	Smiths Group plc	106,172
2,700	Sulzer AG	354,446
36,000	Toray Industries Inc.	338,668
13,000	Tredegar Corp.	233,350
7,000	US Silica Holdings Inc.	178,640
16,500	Wartsila OYJ Abp	364,429

		6,873,309

	Educational Services — 0.0%
10,000	Universal Technical Institute Inc.†	29,400

	Electronics — 1.7%
2,000	Agilent Technologies Inc.	133,800
7,000	Datalogic SpA	219,205
1,000	Dolby Laboratories Inc., Cl. A	63,560
44,000	Sony Corp., ADR	2,126,960
25,000	Sparton Corp.†	435,250

		2,978,775

	Energy and Utilities: Electric — 1.7%
31,200	Algonquin Power & Utilities Corp.	309,251
5,500	El Paso Electric Co.	280,500
7,500	Fortis Inc.	253,173

Shares		Market Value
40,000	Westar Energy Inc.	$2,103,600

		2,946,524

	Energy and Utilities: Integrated — 0.6%
20,000	Estre Ambiental Inc.†	199,800
15,000	Hawaiian Electric Industries Inc.	515,700
85,000	Hera SpA	311,046

		1,026,546

	Energy and Utilities: Natural Gas — 0.8%
22,000	National Fuel Gas Co.	1,131,900
1,200	Southwest Gas Holdings Inc.	81,156
5,500	Whiting Petroleum Corp.†	186,120

		1,399,176

	Energy and Utilities: Services — 0.3%
6,500	Dril-Quip Inc.†	291,200
7,000	Forum Energy Technologies Inc.†	77,000
82,000	Weatherford International plc†	187,780

		555,980

	Energy and Utilities: Water — 0.8%
60,600	Beijing Enterprises Water Group Ltd.	33,820
1,400	Consolidated Water Co. Ltd.	20,370
17,000	Mueller Water Products Inc., Cl. A	184,790
47,500	Severn Trent plc	1,228,885

		1,467,865

	Entertainment — 1.2%
32,000	Borussia Dortmund GmbH & Co. KGaA	201,400
70,000	Entertainment One Ltd.	275,969
3,000	Liberty Media Corp.- Liberty Braves, Cl. A†	68,190
7,000	Liberty Media Corp.- Liberty Braves, Cl. C†	159,740
6,000	Manchester United plc, Cl. A	115,200
7,500	National CineMedia Inc.	38,925
5,000	Reading International Inc., Cl. A†	83,250
1,850	The Madison Square Garden Co, Cl. A†	454,730
10,000	Viacom Inc., Cl. B	310,600
13,000	Vivendi SA	335,913

		2,043,917

	Environmental Services — 0.8%
5,000	Stericycle Inc.†	292,650
8,500	Tomra Systems ASA	177,833
13,972	Waste Connections Inc.	1,002,351

		1,472,834

	Equipment and Supplies — 1.6%
2,400	A.O. Smith Corp.	152,616
10,000	Flowserve Corp.	433,300
13,500	Graco Inc.	617,220
19,000	Interpump Group SpA	641,976

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
35,000	Mueller Industries Inc.	$915,600

		2,760,712

	Financial Services — 7.4%
600	Alleghany Corp.	368,664
600	Biglari Holdings Inc.†	245,046
1,000	Credit Acceptance Corp.†	330,410
10,000	FCB Financial Holdings Inc., Cl. A†	511,000
53,000	FinecoBank Banca Fineco SpA	637,009
32,000	Flushing Financial Corp.	862,720
102,000	GAM Holding AG	1,712,448
1,000	Groupe Bruxelles Lambert SA	114,186
32,000	H&R Block Inc.	813,120
7,500	Health Insurance Innovations Inc., Cl. A†	216,750
15,000	HRG Group Inc.†	247,350
38,000	Kinnevik AB, Cl. A	1,383,506
53,000	Kinnevik AB, Cl. B	1,906,776
32,342	Oaktree Specialty Lending Corp.	136,160
20,000	Ocelot Partners Ltd.†	191,500
64,000	Resona Holdings Inc.	339,773
54,000	XL Group Ltd.	2,984,040

		13,000,458

	Food and Beverage — 17.4%
5,000	Arcus ASA	28,065
150,348	Blue Buffalo Pet Products Inc.†	5,985,354
7,000	Britvic plc	67,028
280	Chocoladefabriken Lindt & Spruengli AG	1,735,356
46,000	Chr. Hansen Holding A/S	3,955,699
6,000	Coca-Cola Amatil Ltd.	39,954
3,000	Coca-Cola HBC AG	110,865
110,000	Cott Corp.	1,619,200
336,000	Davide Campari-Milano SpA	2,542,604
6,000	Dean Foods Co.	51,720
1,400	Diageo plc, ADR	189,588
2,000	Fevertree Drinks plc	73,854
1,500	Fomento Economico Mexicano SAB de CV, ADR	137,145
1,000	Heineken Holding NV	102,989
5,000	Hostess Brands Inc.†	73,950
4,500	International Flavors & Fragrances Inc.	616,095
39,000	ITO EN Ltd.	1,515,577
600	J & J Snack Foods Corp.	81,936
10,000	Kameda Seika Co. Ltd.	483,060
10,000	Kerry Group plc, Cl. A	1,010,816
43,200	Kikkoman Corp.	1,729,543
143,000	Maple Leaf Foods Inc.	3,485,233
15,500	Massimo Zanetti Beverage Group SpA	139,035
12,000	Nomad Foods Ltd.†	188,880
147,000	Parmalat SpA	541,725
11,000	Post Holdings Inc.†	833,360

Shares		Market Value

550,000	Premier Foods plc†	$291,683
5,000	Remy Cointreau SA	712,431
1,800	Symrise AG	144,760
400	The J.M. Smucker Co.	49,604
9,000	Treasury Wine Estates Ltd.	116,544
1,000	TreeHouse Foods Inc.†	38,270
35,000	Tsingtao Brewery Co. Ltd., Cl. H	182,846
215,000	Vitasoy International Holdings Ltd.	553,379
16,000	Yakult Honsha Co. Ltd.	1,192,425

		30,620,573

	Health Care — 5.7%
50,000	Ablynx NV†	2,742,676
18,000	Akorn Inc.†	336,780
100	Bio-Rad Laboratories Inc., Cl. A†	25,008
150	Bio-Rad Laboratories Inc., Cl. B†	39,173
50,000	BioScrip Inc.†	123,000
8,000	BioTelemetry Inc.†	248,400
15,000	Cardiovascular Systems Inc.†	328,950
2,000	Charles River Laboratories International Inc.†	213,480
3,000	Draegerwerk AG & Co. KGaA	221,112
30,000	Electromed Inc.†	161,400
65,000	Endo International plc†	386,100
8,000	Envision Healthcare Corp.†	307,440
20,000	Evolent Health Inc., Cl. A†	285,000
4,000	Gerresheimer AG	328,038
1,000	ICU Medical Inc.†	252,400
4,000	Idorsia Ltd.†	95,900
70,121	InfuSystems Holdings Inc.†	203,351
6,000	Integer Holdings Corp.†	339,300
6,300	K2M Group Holdings Inc.†	119,385
27,300	Kindred Healthcare Inc.	249,795
2,000	Ligand Pharmaceuticals Inc.†	330,320
4,000	Medivir AB, Cl. B†	17,294
35,000	NeoGenomics Inc.†	285,600
2,000	Nevro Corp.†	173,340
5,000	Orthofix International NV†	293,900
13,000	Osiris Therapeutics Inc.†	114,400
32,000	Patterson Cos., Inc.	711,360
5,000	PetIQ Inc.†	133,000
8,800	SurModics Inc.†	334,840
1,500	The Cooper Companies Inc.	343,215
10,000	Valeant Pharmaceuticals International Inc.†	159,200
1,000	Zoetis Inc.	83,510

		9,986,667

	Hotels and Gaming — 2.1%
13,000	International Game Technology plc	347,490
866,250	Mandarin Oriental International Ltd.	2,070,337
9,000	MGM Resorts International	315,180
8,000	Ryman Hospitality Properties Inc., REIT	619,600

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
225,000	The Hongkong & Shanghai Hotels Ltd.	$342,310

		3,694,917

	Machinery — 3.6%
4,000	Astec Industries Inc.	220,720
300	Bucher Industries AG	125,021
170,031	CNH Industrial NV, Borsa Italiana	2,098,425
235,000	CNH Industrial NV, New York	2,914,000
13,000	Xylem Inc.	999,960

		6,358,126

	Manufactured Housing and Recreational Vehicles — 0.2%
2,000	Cavco Industries Inc.†	347,500

	Media — 0.4%
17,500	Tribune Media Co., Cl. A	708,925

	Metals and Mining — 0.3%
3,000	Allegheny Technologies Inc.†	71,040
30,000	Cameco Corp.	272,700
10,000	TimkenSteel Corp.†	151,900

		495,640

	Paper and Forest Products — 0.7%
37,713	KapStone Paper and Packaging Corp.	1,293,933

	Publishing — 0.6%
1,250	Graham Holdings Co., Cl. B	752,813
2,000	Meredith Corp.	107,600
16,000	The E.W. Scripps Co., Cl. A	191,840

		1,052,253

	Real Estate — 0.4%
3,000	Forest City Realty Trust Inc., Cl. A, REIT	60,780
11,001	Griffin Industrial Realty Inc.	412,868
40,000	Pure Industrial Real Estate Trust, REIT	249,622

		723,270

	Retail — 2.3%
7,500	AutoNation Inc.†	350,850
10,000	Avis Budget Group Inc.†	468,400
2,900	Fnac Darty†	310,621
60,000	Hertz Global Holdings Inc.†	1,191,000
8,000	Macy’s Inc.	237,920
15,000	MarineMax Inc.†	291,750
4,000	Movado Group Inc.	153,600
1,200	Murphy USA Inc.†	87,360
4,000	Penske Automotive Group Inc.	177,320
6,000	Rush Enterprises Inc., Cl. B†	242,280
2,000	Sally Beauty Holdings Inc.†	32,900
200,000	Sun Art Retail Group Ltd.	232,666
6,000	United Natural Foods Inc.†	257,640

		4,034,307

Shares		Market Value
	Semiconductors — 0.0%
500	NXP Semiconductors NV†	$58,500

	Specialty Chemicals — 1.7%
8,700	Ashland Global Holdings Inc.	607,173
8,000	H.B. Fuller Co.	397,840
9,000	Huntsman Corp.	263,250
50,000	Platform Specialty Products Corp.†	481,500
5,000	Sensient Technologies Corp.	352,900
12,000	SGL Carbon SE†	169,064
2,000	Takasago International Corp.	58,644
700	Treatt plc	4,125
30,021	Valvoline Inc.	664,365

		2,998,861

	Telecommunications — 1.4%
500	BCE Inc.	21,520
40,000	Communications Systems Inc.	146,800
11,000	Gogo Inc.†	94,930
6,000	Harris Corp.	967,680
6,000	Hellenic Telecommunications Organization SA, ADR	40,560
8,500	Loral Space & Communications Inc.†	354,025
100,000	Pharol SGPS SA†	28,054
33,000	Telekom Austria AG	314,282
21,000	Vodafone Group plc, ADR	584,220

		2,552,071

	Transportation — 0.6%
15,000	Fortress Transportation & Infrastructure Investors LLC	239,250
12,500	GATX Corp.	856,125

		1,095,375

	Wireless Communications — 2.4%
60,000	Millicom International Cellular SA, SDR	4,092,314
4,500	United States Cellular Corp.†	180,855

		4,273,169

	TOTAL COMMON STOCKS	158,573,838

	CLOSED-END FUNDS — 0.1%
25,000	MVC Capital Inc.	248,250

	PREFERRED STOCKS — 0.2%
	Financial Services — 0.2%
18,200	The Phoenix Companies Inc., 7.450%, 01/15/32	343,525

	Real Estate — 0.0%
11,100	Regional Health Properties Inc., 10.875%, Ser. A	89,910

	TOTAL PREFERRED STOCKS	433,435

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Market Value
	RIGHTS — 0.0%
	Health Care — 0.0%
12,000	Dyax Corp., CVR†(a)	$ 13,320
1,500	Tobira Therapeutics Inc.†(a)	90

	TOTAL RIGHTS	13,410

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 9.8%
$17,264,000	U.S. Treasury Bills, 1.380% to 1.708%††, 04/05/18 to 07/05/18	17,207,514

	TOTAL INVESTMENTS — 100.0%
	(Cost $149,740,273)	$176,476,447

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
United States	55.2%	$97,382,993
Europe	29.6	52,210,529
Latin America	5.0	8,783,388
Canada	4.7	8,349,117
Japan	4.6	8,200,721
Asia/Pacific	0.9	1,549,699

Total Investments	100.0%	$176,476,447

See accompanying notes to schedule of investments.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$ 4,129,694	—	$500,000	$ 4,629,694
Financial Services	12,808,958	$ 191,500	—	13,000,458
Health Care	9,786,094	200,573	—	9,986,667
Other Industries (a)	130,957,019	—	—	130,957,019
Total Common Stocks	157,681,765	392,073	500,000	158,573,838
Closed-End Funds	248,250	—	—	248,250
Preferred Stocks:
Financial Services	—	343,525	—	343,525
Real Estate	89,910	—	—	89,910
Total Preferred Stocks	89,910	343,525	—	433,435
Rights (a)	—	—	13,410	13,410
U.S. Government Obligations	—	17,207,514	—	17,207,514
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$158,019,925	$17,943,112	$513,410	$176,476,447

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

The Gabelli Global Small and Mid Cap Value Trust

Notes to Schedule of Investments (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately 2 basis points.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST
One Corporate Center
Rye, NY 10580-1422 t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Kevin V. Dreyer

Managing Director,

GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

Camillo Schmidt-Chiari

Assistant Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GGZ Q1/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*    /s/ Bruce N. Alpert

                                              Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce N. Alpert

                                              Bruce N. Alpert, Principal Executive Officer

Date 5/24/18

By (Signature and Title)*    /s/ John C. Ball

                                              John C. Ball, Principal Financial Officer and Treasurer

Date 5/24/18

* Print the name and title of each signing officer under his or her signature.